Cash and cash equivalents (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents not available for general corporate purposes	$ 16,700,000	$ 28,500,000	$ 9,000,000.0
Cash equivalents in the form of redeemable short-term investments			$ 236,000